SHAREHOLDERS' EQUITY (Schedule of fair value assumptions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
SHAREHOLDERS' EQUITY [Abstract]
Volatility	77.90%	71.50%
Risk Free Rate	1.33%	1.10%
Dividend yield
Average Expected Life	4 years	4 years
Granted	1,649,550	711,500
Fair value of options granted	$ 1,714	$ 1,074